Annual Fund Operating Expenses - National Security Emerging Markets Index ETF - National Security Emerging Markets Index ETF	Mar. 25, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.75%

[1]	The Fund’s adviser, Tuttle Capital Management, LLC (the “Adviser”), has agreed to pay all expenses incurred by the Fund except for (i) the advisory fee; (ii) any front-end or contingent deferred loads; (iii) brokerage fees and commissions; (iv) any Rule 12b-l fees; (v) acquired fund fees and expenses; (vi) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (vii) borrowing costs (such as interest and dividend expense on securities sold short); (viii) taxes; and (ix) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)).